Exhibit 10.3

AMENDMENT

TO SUBI SERVICING SUPPLEMENTS

This AMENDMENT TO SUBI SERVICING SUPPLEMENTS, dated as of March 27, 2018 (this “Amendment”), is entered into between and among Nissan-Infiniti LT, a Delaware statutory trust, as titling trust (the “Titling Trust”), NILT Trust, a Delaware statutory trust, as grantor and initial beneficiary of the Titling Trust (in such capacities, “NILT Trust”), and Nissan Motor Acceptance Corporation, a California corporation, as servicer (the “Servicer” and together with the Titling Trust and NILT Trust, the “Parties”).

RECITALS:

WHEREAS, the Parties have entered into SUBI Servicing Supplements (collectively the “SUBI Servicing Supplements”) for each of the transactions listed on Schedule A (collectively, the “Outstanding Transactions”);

WHEREAS, the Parties desire to amend Section 8.03(c)(i)(B) of each of the SUBI Servicing Supplements to modify the requirements of the Monthly Remittance Condition (as such term is defined therein); and

WHEREAS, the Parties desire to implement such amendments as of the Effective Date (as defined below) in accordance with the terms and conditions set forth below pursuant to Section 9.03(b) of each of the SUBI Servicing Supplements.

NOW, THEREFORE, in consideration of the mutual agreements herein contained and other good and valuable consideration, receipt of which is acknowledged, the Parties hereto agree as follows:

ARTICLE I

RECITALS AND DEFINITIONS

Section 1.1 Definitions. Capitalized terms used and not defined herein have the respective meanings assigned such terms in the applicable Agreement of Definitions executed in connection with each of the Outstanding Transactions.

ARTICLE II

AMENDMENTS

Section 2.1 Amendments to SUBI Servicing Supplements. As of the Effective Date, Section 8.03(c)(i)(B) of each SUBI Servicing Supplement is hereby amended to replace the reference to “F-1” therein with “F2”.

Amendment to

SUBI Servicing Supplements

ARTICLE III

EFFECTIVE DATE

Section 3.1 Effective Date. Upon satisfaction of the following conditions this Amendment shall become effective immediately (such date, the “Effective Date”) without further action by any Party:

(a) receipt by the Servicer of an executed counterpart of this Amendment from each Party hereto;

(b) satisfaction of the Rating Agency Condition with respect to this Amendment in accordance with Section 9.03(b) of each SUBI Servicing Supplement;

(c) receipt by the Titling Trustee of an opinion of counsel pursuant to Section 9.03(b) of each SUBI Servicing Supplement to the effect that after such amendment, for U.S. federal income tax purposes, the Titling Trust will not be treated as an association (or a publicly traded partnership) taxable as a corporation and Notes (other than Tax Retained Notes) will properly be characterized as indebtedness that is secured by the assets of the Issuing Entity;

(d) receipt by the Trust Certificateholder, the Depositor, the Owner Trustee and the Indenture Trustee of written notice from the Servicer of the substance of this Amendment pursuant to Section 9.03(e) of each SUBI Servicing Supplement; and

(e) receipt by a Responsible Officer of U.S. Bank, NILT, Inc. and the Indenture Trustee of an Officer’s Certificate of the Servicer pursuant to Section 9.03(f) of each SUBI Servicing Supplement certifying that the Rating Agency Condition has been satisfied.

ARTICLE IV

MISCELLANEOUS

Section 4.1 SUBI Servicing Agreements Unaffected. Except as modified herein, the Parties acknowledge that the provisions of each of the SUBI Servicing Supplements remain in full force and effect and are hereby ratified and confirmed by the Parties hereto. After the Effective Date all references in the Basic Documents to a SUBI Servicing Supplement shall mean such SUBI Servicing Supplement as modified hereby.

Section 4.2 Governing Law. This Amendment shall be governed by and construed in accordance with the internal laws of the State of California, without regard to any otherwise applicable principles of conflict of laws.

Section 4.3 Captions. The various captions in this Amendment are included for convenience only and shall not affect the meaning or interpretation of any provision of this Amendment or any provision hereof.

Section 4.4 Severability. Whenever possible, each provision of this Amendment shall be interpreted in such manner as to be effective and valid under applicable law, but if any provision of this Amendment shall be prohibited by or invalid under the laws of any applicable jurisdiction, such provision, as to jurisdiction, shall be ineffective to the extent of such prohibition or invalidity, without invalidating the remainder of such provision or the remaining provisions of this Amendment as to such jurisdiction or any other jurisdiction.

Amendment to

SUBI Servicing Supplements

Section 4.5 Binding Effect. This Amendment shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns.

Section 4.6 Counterparts. This Amendment may be executed in any number of counterparts and by the parties hereto on separate signature pages, each such executed counterpart constituting an original but all together only one Amendment.

[Signature Page Follows]

Amendment to

SUBI Servicing Supplements

IN WITNESS WHEREOF, the parties hereto have caused this Amendment to be executed and delivered as of the date first above written.

NISSAN-INFINITI LT, as Titling Trust

By:	NILT, INC.,
as Titling Trustee

By:	/s/ Jessica J. Elliott
Name: Jessica J. Elliott
Title: Vice President

NILT TRUST, as Grantor and UTI Beneficiary

By:	U.S. BANK NATIONAL ASSOCIATION,
as Trustee

By:	/s/ Jessica J. Elliott
Name: Jessica J. Elliott
Title: Vice President

NISSAN MOTOR ACCEPTANCE CORPORATION, as Servicer

By:	/s/ Riley A. McAndrews

Name: Riley A. McAndrews
Title: Assistant Treasurer

Amendment to

SUBI Servicing Supplements

SCHEDULE A

Nissan Auto Least Trust Series 2015-B

Nissan Auto Least Trust Series 2016-A

Nissan Auto Least Trust Series 2016-B

Nissan Auto Least Trust Series 2017-A

Nissan Auto Least Trust Series 2017-B

Amendment to

SUBI Servicing Supplements

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